Schedule of Effective Tax Rate of Provision (Benefit) For Income Taxes (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Computed at 21%	$ (980)	$ (1,084)
State taxes	(436)	11
Change in valuation allowance	(4,547)	(5,310)
Other	1	2
Stock based compensation	74	218
Research and development credits	(185)	(233)
Tax attributes expirations	6,082	6,314
Impact of IRC 162m	(8)	83
Total	$ 1	$ 1